Schedule of Information about Revenue Channels (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Sep. 30, 2025		Sep. 30, 2024
Disaggregation of Revenue [Line Items]
Net sales	$ 2,807	[1]	[1]	$ 6,534	[2]	[2]
Revenue from Contract with Customer Benchmark [Member] | Sales Channel Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	100.00%	[1]	[1]	100.00%	[2]	[2]
Digital [Member]
Disaggregation of Revenue [Line Items]
Net sales	$ 2,583	[3]	[3]	$ 5,038	[4]	[4]
Digital [Member] | Revenue from Contract with Customer Benchmark [Member] | Sales Channel Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	92.00%	[3]	[3]	77.00%	[4]	[4]
International [Member]
Disaggregation of Revenue [Line Items]
Net sales	$ 124	[5]	[5]	$ 1,009	[6]	[6]
International [Member] | Revenue from Contract with Customer Benchmark [Member] | Sales Channel Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	4.00%	[5]	[5]	15.00%	[6]	[6]
Brick And Mortar [Member]
Disaggregation of Revenue [Line Items]
Net sales	$ 100	[7]	[7]	$ 487	[8]	[8]
Brick And Mortar [Member] | Revenue from Contract with Customer Benchmark [Member] | Sales Channel Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	4.00%	[7]	[7]	8.00%	[8]	[8]

[1]	Prior period amounts have not been presented, as the Company’s prior year operations primarily related to SRX Canada, which has since been deconsolidated and is presented as discontinued operations. Accordingly, the results for the three months ended December 31, 2025 and the year ended September 30, 2025, reflect only the continuing operations of BTTR and Halo and are not comparable to prior periods.
[2]	Prior period amounts have not been presented, as the Company’s prior year operations primarily related to SRX Canada, which has since been deconsolidated and is presented as discontinued operations. Accordingly, the results for the year ended September 30, 2025, reflect only the continuing operations of BTTR and Halo and are not comparable to prior periods.
[3]	The Company’s Digital channel includes two wholesale customers that amounted to greater than 10% of the Company’s total net sales for the three months ended December 31, 2025.
[4]	The Company’s Digital channel includes two wholesale customers that amounted to greater than 10% of the Company’s total net sales for the year ended September 30, 2025.
[5]	None of the Company’s International customers represented greater than 10% of net sales for the three months ended December 31, 2025.
[6]	One of the Company’s International customers amounted to greater than 10% of the Company’s total net sales and represented $0.8 million of net sales for the year ended September 30, 2025.
[7]	None of the Company’s Brick & Mortar customers represented greater than 10% of net sales for the three months ended December 31, 2025.
[8]	None of the Company’s Brick & Mortar customers represented greater than 10% of net sales for the year ended September 30, 2025.